Provisions, contingent liabilities and other liabilities - Provision classification (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classification by maturity [Abstract]
Current provisions	$ 72,771	$ 68,172
Non-current Portion	221,736	199,762
Provision for remediation and mine closure [Member]
Non-current provisions [abstract]
Other non-current provisions	195,900	131,888	$ 156,859	$ 153,313
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Provision for closure of mining units and exploration projects	1,608,380	1,294,464	1,234,731		$ 1,012,888
Provision for social responsibility	18,326	18,010	$ 21,689	$ 24,335
Accrual of operating costs	11,238	11,442
Workers' profit sharing payable	12,793	3,920
Provisions for Accruals Of Capital Expenditures	8,139	3,682
Other provisions	2,484	2,785
Provisions	1,629,190	1,315,259
Other accruals and liabilities	49,606	19,044
Provisions, Other Accruals And Liabilities	1,678,796	1,334,303
Provisions for Accruals Of Capital Expenditures	8,139	3,682
Classification by maturity [Abstract]
Current provisions	90,940	41,154
Provisions	1,629,190	1,315,259
Sociedad Minera Cerro Verde Saa [Member]
Current provisions [abstract]
Other current provisions	35,863	15,357
Non-current provisions [abstract]
Other non-current provisions	278,419	342,331
Sociedad Minera Cerro Verde Saa [Member] | Services and freight not invoiced
Current provisions [abstract]
Other current provisions	27,945	11,823
Sociedad Minera Cerro Verde Saa [Member] | Provision for social commitments [Member]
Current provisions [abstract]
Other current provisions	7,677	1,815
Non-current provisions [abstract]
Other non-current provisions	3,046	8,111
Sociedad Minera Cerro Verde Saa [Member] | Provision for remediation and mine closure [Member]
Current provisions [abstract]
Other current provisions	241
Non-current provisions [abstract]
Other non-current provisions	195,659	131,888
Sociedad Minera Cerro Verde Saa [Member] | Provision for legal contingencies [member]
Current provisions [abstract]
Other current provisions	0	1,719
Non-current provisions [abstract]
Other non-current provisions	4,800
Sociedad Minera Cerro Verde Saa [Member] | Miscellaneous other provisions [member]
Classification by maturity [Abstract]
Non-current Portion	12,117	11,033
Sociedad Minera Cerro Verde Saa [Member] | Provision for royalties and mining tax [Member]
Non-current provisions [abstract]
Other non-current provisions	$ 62,797	$ 191,299